Financial instruments and risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of the carrying amounts of financial assets
The following table shows the carrying amounts of financial assets and financial liabilities:

Financial assets
	December 31, 2018	December 31, 2017
Cash and cash equivalents	5,393,207	14,973,369
Loans and receivables
Other receivables	80,040	79,840
Total financial assets	5,473,247	15,053,209

Financial liabilities
At amortized cost
Trade and other payables	1,836,335	1,200,820
Accrued expenses	1,290,879	4,395,609
Loan	1,435,400	10,126,406
At fair value through profit and loss
Derivative financial instruments	675,328	1,836,763
Total financial liabilities	5,237,942	17,559,598

Disclosure of the carrying amounts of financial liabilities
The following table shows the carrying amounts of financial assets and financial liabilities:

Financial assets
	December 31, 2018	December 31, 2017
Cash and cash equivalents	5,393,207	14,973,369
Loans and receivables
Other receivables	80,040	79,840
Total financial assets	5,473,247	15,053,209

Financial liabilities
At amortized cost
Trade and other payables	1,836,335	1,200,820
Accrued expenses	1,290,879	4,395,609
Loan	1,435,400	10,126,406
At fair value through profit and loss
Derivative financial instruments	675,328	1,836,763
Total financial liabilities	5,237,942	17,559,598

Disclosure of remaining contractual maturities of non-derivative financial liabilities
The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2018 and 2017. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2018
Trade and other payables	1,836,335	1,836,335	—	—	1,836,335
Accrued expenses	1,290,879	1,290,879	—	—	1,290,879
Loan and borrowings	1,435,400	1,435,400	—	—	1,435,400
Derivative financial instruments	675,328	—	215,572	459,756	675,328
Total	5,237,942	4,562,614	215,572	459,756	5,237,942

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2017
Trade and other payables	1,200,820	1,200,820	—	—	1,200,820
Accrued expenses	4,395,609	4,395,609	—	—	4,395,609
Loan and borrowings	10,126,406	1,349,531	9,446,716	1,166,225	11,962,472
Derivative financial instruments	1,836,763	—	—	1,836,763	1,836,763
Total	17,559,598	6,945,960	9,446,716	3,002,988	19,395,664

Disclosure of remaining contractual maturities of derivative financial liabilities
The table below analysis the remaining contractual maturities of financial liabilities, including estimated interest payments as of December 31, 2018 and 2017. The amounts disclosed in the table are the undiscounted cash flows:

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2018
Trade and other payables	1,836,335	1,836,335	—	—	1,836,335
Accrued expenses	1,290,879	1,290,879	—	—	1,290,879
Loan and borrowings	1,435,400	1,435,400	—	—	1,435,400
Derivative financial instruments	675,328	—	215,572	459,756	675,328
Total	5,237,942	4,562,614	215,572	459,756	5,237,942

	Carrying amount	Less than 3 months	Between 3 months and 2 years	2 years and later	Total
December 31, 2017
Trade and other payables	1,200,820	1,200,820	—	—	1,200,820
Accrued expenses	4,395,609	4,395,609	—	—	4,395,609
Loan and borrowings	10,126,406	1,349,531	9,446,716	1,166,225	11,962,472
Derivative financial instruments	1,836,763	—	—	1,836,763	1,836,763
Total	17,559,598	6,945,960	9,446,716	3,002,988	19,395,664

Disclosure of fair value measurement of liabilities

Financial assets / liabilities	Fair values as at		Fair value hierarchy	Valuation technique(s) and key input(s)
	December 31, 2018	December 31, 2017
Derivative financial liabilities	Liability 675,328	Liability 1,836,763	Level 2
Black-Scholes option pricing model

The share price is determined by Company's NASDAQ quoted-price. The strike price and maturity are coming from the contract. The volatility assumption is driven by Company's historic quoted share price and the risk free rate is estimated based on observable yield curves at the end of each reporting period.

Derivative financial asset	Asset 226,865	Asset -	Level 3
The fair value is equal to the price paid to the counter party for obtaining the right under the purchase agreement.
Subsequent, the fair value is adjusted proportionally for the part of the right consumed.

			Non-cash changes
	01.01.2018	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2018
Derivative financial instrument	1,836,763	188,636	(1,350,071)	—	675,328
Loans	10,126,406	(9,272,328)	—	581,322	1,435,400
Total	11,963,169	(9,083,692)	(1,350,071)	581,322	2,110,728

			Non-cash changes
	01.01.2017	Financing Cash Flows 1)	Fair value revaluation	Other changes 2)	31.12.2017
Derivative financial instrument	117,132	5,091,817	(3,372,186)	—	1,836,763
Loans	12,364,204	(2,087,076)	—	(150,722)	10,126,406
Total	12,481,336	3,004,741	(3,372,186)	(150,722)	11,963,169

1) The financing cash flows are from loan repayment and from issuance of new derivative 2) IRR-Correction and FX-Difference

Disclosure of maximum exposure to credit risk
The Group’s maximum exposure to credit risk is represented by the carrying amount of each financial asset in the consolidated statement of financial position:

	December 31, 2018	December 31, 2017
Financial assets
Cash and cash equivalents	5,393,207	14,973,369
Other receivables	80,040	79,840
Total	5,473,247	15,053,209

Disclosure of quantitative data about the exposure of financial assets and liabilities to currency risk
The summary of quantitative data about the exposure of the Group’s financial assets and liabilities to currency risk was as follows:

	2018		2017
in CHF	USD	EUR	USD	EUR
Cash and cash equivalents	3,618,778	208,507	13,901,698	116,942
Trade and other payables	(1,646,910)	(76,184)	(365,999)	(426,050)
Accrued expenses	(82,847)	(370,145)	(1,750,752)	(1,692,946)
Loan and borrowings	(1,435,400)	—	(10,126,406)	—
Derivative financial instruments	(675,328)	—	(1,836,763)	—
Net statement of financial position exposure -asset/(liability)	(221,707)	(237,822)	(178,222)	(2,002,054)